Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting

21. Segment Reporting

Management has organized the Company into six reportable segments based primarily on its services as follows:

•	Servicing — consists of operations that perform servicing for third-party investors in forward loans, as well as for the Loans and Residuals segment and for the Non-Residual Trusts reflected in the Other non-reportable segments.

•	Originations — consists of operations that originate and purchase forward loans that are sold to third parties with servicing rights generally retained.

•	Reverse Mortgage — consists of operations that purchase and originate reverse loans that are securitized but remain on the consolidated balance sheet as collateral for secured borrowings. This segment also performs servicing for third-party investors in reverse loans and provides other ancillary services for the reverse mortgage market, such as real estate owned property management and disposition.

•	Asset Receivables Management — performs collections of post charge-off deficiency balances for its own portfolio and on behalf of third-party securitization trusts and other asset owners.

•	Insurance — provides voluntary insurance for residential loan borrowers and lender-placed hazard insurance for investors, if permitted under applicable laws and regulations, as well as other ancillary products, through the Company’s insurance agency for a commission.

•	Loans and Residuals — consists of the assets and mortgage-backed debt of the Residual Trusts and the unencumbered residential loan portfolio and real estate owned, all of which are associated with forward loans.

In order to reconcile the financial results for the Company’s reportable segments to the consolidated results, the Company has presented the revenue and expenses of the Non-Residual Trusts and other non-reportable operating segments, as well as certain corporate expenses that have not been allocated to the business segments, in Other. Intersegment servicing revenues and expenses have been eliminated. Intersegment revenues are recognized on the same basis of accounting as such revenue is recognized on the consolidated statements of comprehensive income (loss).

Presented in the tables below are the Company’s financial results by reportable segment reconciled to consolidated income (loss) before income taxes (in thousands):

	For the Three Months Ended June 30, 2014
	Servicing	Originations	Reverse Mortgage	Asset Receivables Management	Insurance	Loans and Residuals	Other	Eliminations	Total Consolidated
REVENUES
Net servicing revenue and fees(1)	$126,640	$—	$8,777	$10,760	$—	$—	$—	$(5,201)	$140,976
Net gains on sales of loans	—	144,611	—	—	—	—	—	—	144,611
Interest income on loans	—	—	—	—	—	34,218	—	—	34,218
Net fair value gains on reverse loans and related HMBS obligations	—	—	26,936	—	—	—	—	—	26,936
Insurance revenue	—	—	—	—	19,806	—	—	—	19,806
Other revenues(2)	1,157	5,688	3,005	1,461	242	1	35,612	—	47,166

Total revenues	127,797	150,299	38,718	12,221	20,048	34,219	35,612	(5,201)	413,713
EXPENSES
Interest expense	10,619	6,627	775	—	—	19,860	36,809	—	74,690
Depreciation and amortization	8,979	4,757	2,302	1,213	1,130	—	10	—	18,391
Goodwill impairment	—	—	82,269	—	—	—	—	—	82,269
Other expenses, net	159,583	74,569	40,003	6,182	7,975	5,985	2,725	(5,201)	291,821

Total expenses	179,181	85,953	125,349	7,395	9,105	25,845	39,544	(5,201)	467,171
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	(167)	—	—	—	—	(905)	2,604	—	1,532

Total other gains (losses)	(167)	—	—	—	—	(905)	2,604	—	1,532

Income (loss) before income taxes	$(51,551)	$64,346	$(86,631)	$4,826	$10,943	$7,469	$(1,328)	$—	$(51,926)

(1)	The Company’s Servicing and Asset Receivables Management segments include net servicing revenue and fees of $5.0 million and $0.2 million, respectively, associated with intercompany activity with the Originations and Loans and Residuals segments and Other non-reportable segment.
(2)	Other revenues for the Company’s Other non-reportable segment includes $34.2 million in asset management performance fees collected and earned in connection with the investment management of a fund. Refer to Note 2 for additional information on this transaction.

	For the Six Months Ended June 30, 2014
	Servicing	Originations	Reverse Mortgage	Asset Receivables Management	Insurance	Loans and Residuals	Other	Eliminations	Total Consolidated
REVENUES
Net servicing revenue and fees(1)	$287,466	$—	$16,387	$19,806	$—	$—	$—	$(9,891)	$313,768
Net gains on sales of loans	—	248,645	—	—	—	—	—	—	248,645
Interest income on loans	—	—	—	—	—	68,640	—	—	68,640
Net fair value gains on reverse loans and related HMBS obligations	—	—	44,172	—	—	—	—	—	44,172
Insurance revenue	—	—	—	—	43,194	—	—	—	43,194
Other revenues(2)	9,711	10,868	6,027	1,461	246	3	36,926	—	65,242

Total revenues	297,177	259,513	66,586	21,267	43,440	68,643	36,926	(9,891)	783,661
EXPENSES
Interest expense	21,032	13,460	1,634	—	—	40,163	73,250	—	149,539
Depreciation and amortization	17,684	9,752	4,751	2,515	2,313	—	20	—	37,035
Goodwill impairment	—	—	82,269	—	—	—	—	—	82,269
Other expenses, net	275,900	151,745	74,363	11,427	15,517	9,609	8,138	(9,891)	536,808

Total expenses	314,616	174,957	163,017	13,942	17,830	49,772	81,408	(9,891)	805,651
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	(341)	—	—	—	—	(1,147)	517	—	(971)

Total other gains (losses)	(341)	—	—	—	—	(1,147)	517	—	(971)

Income (loss) before income taxes	$(17,780)	$84,556	$(96,431)	$7,325	$25,610	$17,724	$(43,965)	$—	$(22,961)

(1)	The Company’s Servicing and Asset Receivables Management segments include net servicing revenue and fees of $9.6 million and $0.3 million, respectively, associated with intercompany activity with the Originations and Loans and Residuals segments and Other non-reportable segment.
(2)	Other revenues for the Company’s Other non-reportable segment includes $34.2 million in asset management performance fees collected and earned in connection with the investment management of a fund. Refer to Note 2 for additional information on this transaction.

	For the Three Months Ended June 30, 2013
	Servicing	Originations	Reverse Mortgage	Asset Receivables Management	Insurance	Loans and Residuals	Other	Eliminations	Total Consolidated
REVENUES
Net servicing revenue and fees(1)	$244,432	$—	$6,624	$11,102	$—	$—	$—	$(4,852)	$257,306
Net gains on sales of loans	—	235,699	250	—	—	—	—	—	235,949
Interest income on loans	—	—	—	—	—	36,796	—	—	36,796
Net fair value gains on reverse loans and related HMBS obligations	—	—	26,731	—	—	—	—	—	26,731
Insurance revenue	—	—	—	—	18,050	—	—	—	18,050
Other revenues	457	15,527	2,366	69	6	1	2,706	—	21,132

Total revenues	244,889	251,226	35,971	11,171	18,056	36,797	2,706	(4,852)	595,964
EXPENSES
Interest expense	5,166	8,600	2,166	—	—	21,800	30,558	—	68,290
Depreciation and amortization	9,445	2,689	2,691	1,614	1,168	—	7	—	17,614
Other expenses, net	116,914	94,058	40,931	5,722	7,934	4,813	7,625	(4,852)	273,145

Total expenses	131,525	105,347	45,788	7,336	9,102	26,613	38,190	(4,852)	359,049
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	(179)	—	—	—	—	566	1,269	—	1,656

Total other gains (losses)	(179)	—	—	—	—	566	1,269	—	1,656

Income (loss) before income taxes	$113,185	$145,879	$(9,817)	$3,835	$8,954	$10,750	$(34,215)	$—	$238,571

(1)	The Company’s Servicing and Asset Receivables Management segments include net servicing revenue and fees of $4.7 million and $0.1 million, respectively, associated with intercompany activity with the Loans and Residuals segment and Other non-reportable segment.

	For the Six Months Ended June 30, 2013
	Servicing	Originations	Reverse Mortgage	Asset Receivables Management	Insurance	Loans and Residuals	Other	Eliminations	Total Consolidated
REVENUES
Net servicing revenue and fees(1)	$369,559	$—	$13,372	$21,192	$—	$—	$—	$(9,808)	$394,315
Net gains on sales of loans	—	309,761	4,633	—	—	—	—	—	314,394
Interest income on loans	—	—	—	—	—	73,694	—	—	73,694
Net fair value gains on reverse loans and related HMBS obligations	—	—	63,519	—	—	—	—	—	63,519
Insurance revenue	—	—	—	—	35,584	—	—	—	35,584
Other revenues	919	17,524	5,311	133	13	4	5,122	(39)	28,987

Total revenues	370,478	327,285	86,835	21,325	35,597	73,698	5,122	(9,847)	910,493
EXPENSES
Interest expense	7,576	9,306	5,695	—	—	44,096	55,759	—	122,432
Depreciation and amortization	18,302	4,366	5,414	3,370	2,482	—	13	—	33,947
Other expenses, net	208,962	133,475	73,454	11,752	16,442	10,643	24,533	(9,847)	469,414

Total expenses	234,840	147,147	84,563	15,122	18,924	54,739	80,305	(9,847)	625,793
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	(424)	—	—	—	—	404	415	—	395

Total other gains (losses)	(424)	—	—	—	—	404	415	—	395

Income (loss) before income taxes	$135,214	$180,138	$2,272	$6,203	$16,673	$19,363	$(74,768)	$—	$285,095

(1)	The Company’s Servicing and Asset Receivables Management segments include net servicing revenue and fees of $9.6 million and $0.2 million, respectively, associated with intercompany activity with the Loans and Residuals segment and Other non-reportable segment.

25.	Segment Reporting

Management has organized the Company into six reportable segments based primarily on its services as follows:

•	Servicing — consists of operations that perform servicing for third-party investors in forward loans, as well as for the Loans and Residuals segment and for the Non-Residual Trusts. Beginning in the first quarter of 2013, the Servicing segment services forward loans that have been originated or purchased by the Originations segment and sold to third-parties with servicing rights retained.

•	Originations — consists of operations that originate and purchase forward loans that are sold to third parties with servicing rights generally retained. The Originations segment was previously included in the Other segment, but became a reportable operating segment because of growth in the business resulting from the acquisition of the ResCap net assets. Activity prior to the acquisition of the ResCap net assets primarily consisted of brokerage operations whereby the Originations segment received origination commissions.

•	Reverse Mortgage — consists of operations that purchase and originate reverse loans that are securitized but remain on the consolidated balance sheet as collateral for secured borrowings. This segment also performs servicing for third-party investors in reverse loans and provides other ancillary services for the reverse mortgage market.

•	Asset Receivables Management — performs collections of post charge-off deficiency balances on behalf of third-party securitization trusts and other asset owners.

•	Insurance — provides voluntary and lender-placed hazard insurance for residential loan customers, as well as other ancillary products, to third parties and the Loans and Residuals segment through the Company’s insurance agency for a commission.

•	Loans and Residuals — consists of the assets and mortgage-backed debt of the Residual Trusts and the unencumbered residential loan portfolio and real estate owned, all of which are associated with forward loans.

The Company has revised its presentation of financial results by reportable segment for the years ended December 31, 2012 and 2011 to reflect the results of its Originations segment, which was previously included in Other.

In order to reconcile the financial results for the Company’s reportable segments to the consolidated results, the Company has presented the revenue and expenses and total assets of the Non-Residual Trusts and other non-reportable operating segments, as well as certain corporate expenses that have not been allocated to the business segments, in Other. Intersegment servicing and insurance revenues and expenses have been eliminated. Intersegment revenues are recognized on the same basis of accounting as such revenue is recognized on the consolidated statements of comprehensive income (loss).

Presented in the tables below are the Company’s financial results by reportable segment reconciled to consolidated income (loss) before income taxes and total assets by reportable segment reconciled to consolidated total assets (in thousands):

	For the Year Ended December 31, 2013
	Servicing	Originations	Reverse Mortgage	Asset Receivables Management	Insurance	Loans and Residuals	Other	Eliminations	Total Consolidated
REVENUES
Net servicing revenue and fees(1)	$734,456	$—	$27,342	$40,759	$—	$—	$—	$(19,168)	$783,389
Net gains on sales of loans	—	594,341	4,633	—	—	—	—	—	598,974
Interest income on loans	—	—	—	—	—	144,651	—	—	144,651
Net fair value gains on reverse loans and related HMBS obligations	—	—	120,382	—	—	—	—	—	120,382
Insurance revenue	—	—	—	—	84,478	—	—	—	84,478
Other revenues	7,322	36,100	15,307	183	29	9	11,714	(39)	70,625

Total revenues	741,778	630,441	167,664	40,942	84,507	144,660	11,714	(19,207)	1,802,499
EXPENSES
Interest expense	25,921	28,469	7,974	—	—	86,974	123,317	—	272,655
Depreciation and amortization	37,872	10,836	11,145	6,260	4,883	—	31	—	71,027
Provision for loan losses	—	—	—	—	—	1,229	—	—	1,229
Other expenses, net	452,978	328,150	148,193	22,840	33,655	24,188	47,545	(19,207)	1,038,342

Total expenses	516,771	367,455	167,312	29,100	38,538	112,391	170,893	(19,207)	1,383,253
OTHER GAINS (LOSSES)
Loss on extinguishment	—	—	—	—	—	—	(12,489)	—	(12,489)
Other net fair value gains (losses)	(850)	—	—	—	—	181	6,730	—	6,061

Total other gains (losses)	(850)	—	—	—	—	181	(5,759)	—	(6,428)

Income (loss) before income taxes	$224,157	$262,986	$352	$11,842	$45,969	$32,450	$(164,938)	$—	$412,818

	At December 31, 2013
Total assets	$4,261,119	$1,450,366	$9,192,799	$51,699	$223,191	$1,497,882	$1,861,922	$(1,151,449)	$17,387,529

(1)	The Company’s Servicing and Asset Receivables Management segments include net servicing revenue and fees of $18.8 million and $0.4 million, respectively, associated with intercompany activity with the Loans and Residuals and Other segments.

	For the Year Ended December 31, 2012
	Servicing	Originations	Reverse Mortgage	Asset Receivables Management	Insurance	Loans and Residuals	Other	Eliminations	Total Consolidated
REVENUES
Net servicing revenue and fees(1)	$346,158	$—	$4,428	$38,876	$—	$—	$—	$(20,953)	$368,509
Net gains on sales of loans	—	648	—	—	—	—	—	—	648
Interest income on loans	—	—	—	—	—	154,351	—	—	154,351
Net fair value gains on reverse loans and related HMBS obligations	—	—	7,279	—	—	—	—	—	7,279
Insurance revenue	—	—	—	—	73,249	—	—	—	73,249
Other revenues	2,773	5,269	1,858	49	659	5	9,206	(48)	19,771

Total revenues	348,931	5,917	13,565	38,925	73,908	154,356	9,206	(21,001)	623,807
EXPENSES
Interest expense	4,882	20	1,217	—	—	96,337	77,215	—	179,671
Depreciation and amortization	34,719	132	1,236	7,774	5,377	—	29	—	49,267
Provision for loan losses	—	—	—	—	—	13,352	—	—	13,352
Other expenses, net	262,515	8,140	7,991	22,623	35,175	28,623	31,544	(21,001)	375,610

Total expenses	302,116	8,292	10,444	30,397	40,552	138,312	108,788	(21,001)	617,900
OTHER GAINS (LOSSES)
Loss on extinguishments	—	—	—	—	—	—	(48,579)	—	(48,579)
Other net fair value gains (losses)	(1,056)	—	—	—	—	(116)	8,393	—	7,221

Total other gains	(1,056)	—	—	—	—	(116)	(40,186)	—	(41,358)

Income (loss) before income taxes	$45,759	$(2,375)	$3,121	$8,528	$33,356	$15,928	$(139,768)	$—	$(35,451)

	At December 31, 2012
Total assets	$1,700,251	$15,197	$6,340,693	$55,287	$182,897	$1,599,742	$1,438,405	$(354,295)	$10,978,177

(1)	The Company’s Servicing and Asset Receivables Management segments include net servicing revenue and fees of $20.4 million and $0.5 million, respectively, associated with intercompany activity with the Loans and Residuals and Other segments.

	For the Year Ended December 31, 2011
	Servicing	Originations	Asset Receivables Management	Insurance	Loans and Residuals	Other	Eliminations	Total Consolidated
REVENUES
Net servicing revenue and fees(1)	$168,642	$—	$14,275	$—	$—	$—	$(25,363)	$157,554
Interest income on loans	—	—	—	—	164,794	—	—	164,794
Insurance revenue	—	—	—	43,752	—	—	(2,101)	41,651
Other revenues	2,993	795	—	1,245	—	4,819	—	9,852

Total revenues	171,635	795	14,275	44,997	164,794	4,819	(27,464)	373,851
EXPENSES
Interest expense	3,096	—	—	—	91,075	42,075	—	136,246
Depreciation and amortization	17,815	16	3,906	2,706	—	12	—	24,455
Provision for loan losses	—	—	—	—	6,016	—	—	6,016
Other expenses, net	135,994	922	8,995	29,990	37,223	28,746	(27,464)	214,406

Total expenses	156,905	938	12,901	32,696	134,314	70,833	(27,464)	381,123
OTHER GAINS (LOSSES)
Gain on extinguishments	—	—	—	—	95	—	—	95
Other net fair value gains	(607)	—	—	—	965	686	—	1,044

Total other gains (losses)	(607)	—	—	—	1,060	686	—	1,139

Income (loss) before income taxes	$14,123	$(143)	$1,374	$12,301	$31,540	$(65,328)	$—	$(6,133)

(1)	The Company’s Servicing segment includes net servicing revenue and fees of $25.4 million associated with intercompany activity with the Loans and Residuals and Other segments. The Insurance segment includes insurance revenue of $2.1 million associated with intercompany activity with the Loans and Residual segment.